Common shares, preferred shares and other equity instruments - Other equity instruments (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
		Jun. 04, 2025 CAD ($)	Jun. 04, 2025 USD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Per Share Amount Of Other Equity Instruments On The Basis Of Which Distribution Is Made | $ / shares					$ 1,000
Capital Notes	[1]			$ (22)
Series One Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount				1,250
Series Two Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount					$ 600
Series Three Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount				1,500
Additional Tier1 capital instruments Two [Member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate		4.90%	4.90%
Redemption of notes and debentures			$ 1,250
Capital Notes		$ 22
Percentage of principal on Notes redeemed.		100.00%	100.00%
Series Four Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount					750
Series Five Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount					750
Series Six Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount					1,000
Series Seven Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount					$ 1,000
Limited Recourse Capital Notes Series One [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued				$ 1,250
Borrowings, interest rate				3.70%	3.70%
Other Equity Instruments Notional Amount	[2],[3],[4]			$ 1,250
Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued					$ 600
Borrowings, interest rate				3.625%	3.625%
Other Equity Instruments Notional Amount	[2],[4],[5]				$ 600
Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Number of business days restricted on non payment of cash in interest				5 days
Limited Recourse Capital Notes Series Three [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued				$ 1,500
Borrowings, interest rate				7.023%	7.023%
Other Equity Instruments Notional Amount	[2],[4],[6]			$ 1,500
Limited Recourse Capital Notes Series Four [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued					$ 750
Borrowings, interest rate				8.625%	8.625%
Other Equity Instruments Notional Amount	[2],[4],[7]				$ 750
Limited Recourse Capital Notes Series Five [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued					$ 750
Borrowings, interest rate				8.00%	8.00%
Other Equity Instruments Notional Amount	[2],[4],[8]				$ 750
Limited Recourse Capital Notes Series Six [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued					$ 1,000
Borrowings, interest rate				7.35%	7.35%
Other Equity Instruments Notional Amount	[2],[4],[9]				$ 1,000
Limited Recourse Capital Notes Series Seven [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued					$ 1,000
Borrowings, interest rate				6.875%	6.875%
Other Equity Instruments Notional Amount	[2],[4],[10]				$ 1,000

[1]	Refer to Note 23 (b) for further details on the redemption of the equity instrument.
[2]	Interest on LRCN is non-deferrable, however, non-payment of interest that is not cured within five business days results in a Recourse Event. A Recourse Event of the respective Series occurs if (a) there is non-payment in cash by the Bank of the principal amount, together with any accrued and unpaid interest, on the maturity date, (b) there is non-payment in cash of interest which is not cured within 5 business days, (c) there is non-payment in cash of the redemption price in connection with the redemption of the LRCNs, (d) an event of default occurs (i.e. bankruptcy, insolvency, or liquidation of the Bank), or (e) there is an NVCC Trigger Event. Upon the occurrence of a Recourse Event, the noteholder’s sole recourse will be limited to their proportionate share of the Series’ respective assets held in Scotiabank LRCN Trust, a consolidated entity, which consist initially of the respective AT1 Notes or, following an NVCC Trigger Event, common shares. Refer to Note 23(c) – Restriction on payment of dividends and retirement of shares.
[3]	On June 15, 2021, the Bank issued $1,250 million 3.70% Fixed Rate Resetting Limited Recourse Capital Notes Series 1 (NVCC) (“LRCN Series 1”). In connection with the issuance of LRCN Series 1, the Bank issued $1,250 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 1 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.
[4]	The securities rank pari passu to each other and are the Bank’s direct unsecured obligations, ranking subordinate to Bank’s other subordinated indebtedness.
[5]	On October 7, 2021, the Bank issued U.S.$600 million 3.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 2 (NVCC) (“LRCN Series 2”). In connection with the issuance of LRCN Series 2, the Bank issued U.S.$600 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 2 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.
[6]	On June 16, 2022, the Bank issued $1,500 million 7.023% Fixed Rate Resetting Limited Recourse Capital Notes Series 3 (NVCC) (“LRCN Series 3”). In connection with the issuance of LRCN Series 3, the Bank issued $1,500 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 3 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.
[7]	On October 25, 2022, the Bank issued U.S.$750 million 8.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 4 (NVCC) (“LRCN Series 4”). In connection with the issuance of LRCN Series 4, the Bank issued U.S.$750 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 4 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.
[8]	On January 12, 2024, the Bank issued U.S.$750 million 8.000% Fixed Rate Resetting Limited Recourse Capital Notes Series 5 (NVCC) (“LRCN Series 5”). In connection with the issuance of LRCN Series 5, the Bank issued U.S.$750 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 5 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.
[9]	On January 31, 2025, the Bank issued USD$1,000 million of 7.350% Fixed Rate Resetting Limited Recourse Capital Notes Series 6 (NVCC) (“LRCN Series 6”). In connection with the issuance of LRCN Series 6, the Bank issued U.S.$1,000 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 6 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.
[10]	On September 29, 2025, the Bank issued USD$1,000 million of 6.875% Fixed Rate Resetting Limited Recourse Capital Notes Series 7 (NVCC) (“LRCN Series 7”). In connection with the issuance of LRCN Series 7, the Bank issued U.S.$1,000 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 7 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.